Taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Taxes

Note 10    Taxes

10.1    Operating taxes and levies

Although comprising a directly identifiable counterpart, the periodic spectrum fees are presented within the operating taxes and levies payables as they are set by and paid to the States and Local Authorities.

10.1.1  Operating taxes and levies recognized in the income statement

(in millions of euros)	2021	2020	2019
Territorial Economic Contribution, IFER and similar taxes(1)	(652)	(795)	(758)
Spectrum fees	(360)	(341)	(329)
Levies on telecommunication services	(329)	(319)	(276)
Other operating taxes and levies	(586)	(469)	(465)
Total	(1,926)	(1,924)	(1,827)

(1)  Including in 2021a reduction of the territorial economic contribution (TEC) for (139) million euros. This decrease is explained by the reduction of the applicable rate of the company value-added contribution (CVAE), which is the main component of the TEC.

The 2021 French Finance Act enacted the reduction of the applicable rate of the CVAE in France, effective January 1, 2021. The applicable rate for this tax was reduced from 1.5% to 0.75%.

The breakdown of operating taxes and levies per geographical area is the following:

(in millions of euros)

10.1.2  Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Value added tax (VAT)	1,025	966	996
Other operating taxes and levies	138	138	94
Operating taxes and levies - receivables	1,163	1,104	1,090
Value added tax (VAT)	(682)	(652)	(649)
Territorial Economic Contribution, IFER and similar taxes	(89)	(87)	(90)
Spectrum fees	(18)	(21)	(22)
Levies on telecommunication services	(143)	(128)	(118)
Other operating taxes and levies	(504)	(391)	(408)
Operating taxes and levies - payables	(1,436)	(1,279)	(1,287)
Operating taxes and levies - net	(273)	(175)	(197)

Changes in operating taxes and levies

(in millions of euros)	2021	2020	2019
Net tax liabilities and operating taxes and levies - in the opening balance	(175)	(197)	(295)
Operating taxes and levies recognized in profit or loss	(1,926)	(1,924)	(1,827)
Operating taxes and levies paid(1)	1,914	1,929	1,939
Changes in the scope of consolidation	(67)	—	3
Translation adjustment	(19)	20	(16)
Reclassifications and other items	(1)	(3)	(1)
Net tax liabilities and operating taxes and levies - in the closing balance	(273)	(175)	(197)

(1) Including in 2021 the reclassification in the consolidated statement of cash flows of 34 million euros as investing activities corresponding to the VAT disbursement made by Orange Polska as part of the FiberCo transaction in Poland.

Accounting policies

Value Added Tax (VAT) receivables and payables correspond to the VAT collected or deductible from the various states. Collections and repayments to states have no impact on the income statement.

In the normal course of business, the Group regularly deals with differences of interpretation of tax law with the tax authorities, which can lead to tax reassessments or tax disputes.

Operating taxes and levies are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets, liabilities and accruals recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

10.2    Income taxes

10.2.1  Income taxes

(in millions of euros)	2021	2020	2019
Orange SA tax group	3	1,556	(875)
• Current tax	(129)	1,801	(559)
o/w tax income related to the 2005-2006 tax dispute	—	2,246	—
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(129)	(444)	(559)
• Deferred tax	133	(246)	(316)
Spanish tax group	(115)	(146)	(123)
• Current tax	(0)	(40)	(84)
• Deferred tax	(115)	(106)	(39)
Africa & Middle East	(431)	(341)	(296)
• Current tax	(420)	(343)	(294)
• Deferred tax	(11)	2	(1)
United Kingdom	(264)	(137)	(66)
• Current tax	(76)	(75)	(66)
• Deferred tax	(188)	(63)	(0)
Other subsidiaries (1)	(156)	(83)	(86)
• Current tax	(125)	(99)	(89)
• Deferred tax	(31)	16	3
Total Income taxes	(962)	848	(1,447)
• Current tax	(750)	1,245	(1,093)
o/w tax income related to the 2005-2006 tax dispute	0	2,246	—
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(750)	(1,001)	(1,093)
• Deferred tax	(212)	(396)	(354)

(1)	In 2021, include an income tax expense of (74) million euros related notably to the gain arising from the loss of sole control over the FiberCo (see Note 3.2)

In 2020, the Orange group's current tax was an income amounting to 1,245 million euros and included a tax income of 2,246 million euros related to the tax dispute in France for fiscal years 2005-2006.

The breakdown of current tax by geographical area or by tax group (excluding income related to the 2005-2006 tax dispute) is the following:

(in millions of euros)

Orange SA tax group

Current tax expense

Over the last three years, the income tax rate applicable in France gradually decreased from 34.43% in 2019 to 32.02% in 2020, and then to 28.41% in 2021.

The decrease in the tax rate in France from 32.02% to 28.41% resulted in a reduction in the current tax expense of 61 million euros in 2021.

The reduction in the tax rate from 34.43% to 32.02% resulted in a reduction in the current tax expense of 36 million euros in 2020.

The current tax expense reflects the requirement to pay income tax calculated on the basis of taxable income.

In 2021, the current tax expense includes tax income recorded resulting from the reassessment of an income tax charge booked in periods prior to those presented in the amount of 376 million euros.

In 2020, the current tax expense included tax income of 2,246 million euros, as a result of the decision issued by the Conseil d’État on November 13, 2020 in favor of Orange SA on a dispute in respect of the years 2005-2006.

Deferred tax expense

Deferred taxes are recorded at the tax rate expected at the time of their reversal.

The 2018 French Finance Act included a gradual reduction in the corporate income tax rate with an expected tax rate of 25.83% as of 2022. The 2022 French Finance Act passed in December 2021 confirms the trajectory initially planned, i.e. a rate of 25.83% in 2022.

Spanish tax group

Current tax expense

The corporate tax rate applicable is 25%for all the fiscal years presented. The current income tax expense mainly represents the obligation to pay a minimum level of tax calculated on the basis of 75% of taxable income due to the 25% restriction on the utilization of tax loss carry forwards.

In 2021, the Spanish tax group was in deficit, which explains the absence of current tax expense recognized for the fiscal year.

Deferred tax expense

In 2021, a deferred tax expense of (162) million euros was recognized to reflect the negative impact on the recoverable amount of deferred taxes of updated business plan projections in a market that remains highly competitive with significant price pressure.

In 2020, a deferred tax expense of (102) million euros was recognized to reflect the negative impact on the recoverable amount of deferred taxes of updated business plan projections.

In 2019 , a deferred tax expense of (42) million euros was recognized to reflect evolution of future perspectives for the recoverability of the deferred tax assets.

Africa & Middle East

The main contributors to the income tax expense are Côte d’Ivoire, Mali, Guinea and Senegal:

–  in Côte d’Ivoire, the corporate tax rate is 30% and the current tax expense stands at (91) million euros in 2021, (77) million euros in 2020 and (52) million euros in 2019;

–  in Mali, the corporate tax rate is 30% and the current tax expense stands at (67) million euros in 2021, (62) million euros in 2020 and (55) million euros in 2019;

–  in Guinea, the corporate tax rate is 35% and the current tax expense stands at (63) million euros in 2021, (47) million euros in 2020 and (42) million euros in 2019;

–  in Senegal, the corporate tax rate is 30% and the current tax expense stands at (53) million euros in 2021, (54) million euros in 2020 and (56) million euros in 2019.

United Kingdom

Current tax expense

The current income tax expense primarily reflects the taxation of activities related to Orange’s brand activities at a tax rate of 19%.

Deferred tax expense

In 2021, a corporate tax rate increase was passed which will rise to 25% from 2023 (it currently stands at 19%). The 2021 deferred tax expense therefore includes an increase of (188) million euros in relation to deferred tax liabilities recognized for the Orange brand.

In 2020, the deferred tax expense included an increase of (63) million euros in deferred tax liabilities recognized in the United Kingdom on the Orange brand. The British government canceled the tax reduction from 19% to 17% in 2020, provided for by the 2016 Finance Act, thus maintaining the rate at 19%. The deferred tax liabilities on the brand were recorded as of December 31, 2020 at a 19% tax rate.

Group tax proof

(in millions of euros)	Note	2021	2020	2019
Profit before tax		1,740	4,207	4,669
Statutory tax rate in France		28.41%	32.02%	34.43%
Theoretical income tax		(494)	(1,347)	(1,608)
Reconciling items :
Tax income related to the 2005-2006 tax dispute (1)		—	2,246	—
Impairment of goodwill (2)	7.1	(1,052)	—	(19)
Impairment of BT shares	13.7	—	—	(34)
Impact related to the loss of sole control over Orange Concessions		557	—	—
Share of profits (losses) of associates and joint ventures		1	(1)	3
Adjustment of prior-year taxes		(23)	1	10
Recognition / (derecognition) of deferred tax assets		(149)	(98)	(36)
Difference in tax rates (3)		85	157	192
Change in applicable tax rates (4)		(235)	(92)	43
Other reconciling items(5)		348	(18)	2
Effective income tax		(962)	848	(1,447)
Effective tax rate (ETR)		55.31%	(20.17)%	30.99%

(1)	Relates to the tax income of 2,246 million euros (including interests) recognized in 2020 following the favorable decision handed down on November 13, 2020 by the Conseil d’Etat on the tax dispute in respect of fiscal years 2005-2006. The impact of this tax income on the effective tax rate is (53.3) basis points. Excluding this item, the Group ETR would be 33.2% in 2020.
(2)	Reconciling item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in “Difference in tax rates”. In 2021, the (3,702) million euros impairment loss recorded on goodwill in Spain generates a reconciling item at the Group tax rate of (1,052) million euros. Excluding this effect, the Group ETR is 17.7% in 2021.
(3)	The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19%) and Spain (tax rate of 25%).
(4)	Takes into account the remeasurement of the deferred tax due to change of tax rate in tax legislation, as well as the impact of the booking over the period of deferred tax at tax rates that differ from the rate applicable in the current fiscal year.
(5)	Includes in 2021 a tax income recorded resulting from the reassessment of an income tax charge booked in periods before those presented.

10.2.2 Income tax on other comprehensive income

(in millions of euros)	2021		2020		2019
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits(1)	59	(14)	(13)	1	(62)	18
Assets at fair value	11	—	94	—	(16)	—
Cash flow hedges	317	(84)	22	(10)	144	(47)
Translation adjustment	200	—	(414)	—	78	—
Other comprehensive income of associates and joint ventures	1	—	—	—	—	—
Total presented in other comprehensive income	587	(98)	(311)	(9)	145	(29)

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

10.2.3 Tax position in the statement of financial position

	December 31, 2021			December 31, 2020 (1)			December 31, 2019 (1)
(in millions of euros)	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	26	—	26	—	359	(359)	—	385	(385)
• Deferred tax (2)	362	—	362	327	—	327	581	—	581
Spanish tax group
• Current tax	13	—	13	12	—	12	—	32	(32)
• Deferred tax (3)	—	211	(211)	—	95	(95)	11	—	11
Africa & Middle East
• Current tax	62	328	(266)	45	228	(183)	43	212	(168)
• Deferred tax	127	93	34	103	55	48	92	55	37
United Kingdom
• Current tax	—	5	(5)	—	4	(4)	—	30	(30)
• Deferred tax (4)	—	787	(787)	—	600	(600)	1	539	(538)
Other subsidiaries
• Current tax	80	92	(12)	70	82	(12)	76	90	(14)
• Deferred tax	202	94	109	244	105	139	255	108	147
Total
• Current tax	181	425	(244)	128	673	(545)	120	748	(629)
• Deferred tax	692	1,185	(493)	674	855	(181)	940	703	238

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).
(2)	Mainly includes deferred tax assets on employee benefits.
(3)	The recognized deferred tax assets are offset by the deferred tax liabilities on the goodwill which is tax deductible.
(4)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2021	2020	2019
Net current tax assets / (liabilities) in the opening balance	(545)	(629)	(636)
Cash tax payments / (reimbursements)(1)	1,028	(1,160)	1,079
Change in income statement (1)	(750)	1,245	(1,093)
Change in other comprehensive income	—	—	—
Change in retained earnings (2)	29	(2)	48
Changes in the scope of consolidation	1	(0)	(1)
Translation adjustment	(7)	4	(1)
Reclassification and other items	0	(4)	(24)
Net current tax assets / (liabilities) in the closing balance	(244)	(545)	(629)

(1)	In 2021, include disbursements and income tax expenses on gain arising from losses of sole control over Orange Concessions in France and FiberCo in Poland in the amounts of 47 million euros and 27 million euros respectively, reclassified in investing activities in the Group statement of cash flows. In 2020, include the reimbursement and tax income of 2,246 million euros in respect of the tax dispute for 2005-2006.
(2)	Mainly corresponds to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency and the tax effects of transaction costs and premium paid related to the refinancing of subordinated notes.

Change in net deferred tax

(in millions of euros)	2021	2020 (1)	2019 (1)
Net deferred tax assets / (liabilities) in the opening balance	(181)	238	735
Change in income statement	(212)	(396)	(354)
Change in other comprehensive income	(98)	(9)	(30)
Change in retained earnings	5	—	(35)
Change in the scope of consolidation	(1)	(2)	(76)
Translation adjustment	(5)	(10)	0
Reclassification and other items	(1)	(2)	(3)
Net deferred tax assets / (liabilities) in the closing balance	(493)	(181)	238

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

Deferred tax assets and liabilities by type

	December 31, 2021			December 31, 2020			December 31, 2019
			Income			Income			Income
(in millions of euros)	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations(1)	705	—	218	499	—	(154)	652	—	(169)
Fixed assets	528	1,476	(218)	552	1,275	(111)	614	1,216	(68)
Tax losses carryforward	3,958	—	37	3,887	—	8	3,895	—	8
Other temporary differences	2,673	2,960	(76)	2,690	2,821	(71)	2,812	2,858	(83)
Deferred tax	7,865	4,436	(38)	7,629	4,096	(327)	7,973	4,074	(312)
Depreciation of deferred tax assets	(3,922)	—	(174)	(3,714)	—	(69)	(3,661)	—	(41)
Netting	(3,251)	(3,251)	—	(3,241)	(3,241)	—	(3,372)	(3,372)	—
Total	692	1,185	(212)	674	855	(396)	940	703	(354)

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

At December 31, 2021, tax loss carryforwards mainly related to Spain and Belgium.

At December 31, 2021, the unrecognized deferred tax assets mainly related to Spain for 2.2 billion euros and Belgium (Belgian subsidiaries other than Orange Belgium) for 0.8 billion euros, and mostly included tax losses that can be carried forward indefinitely. In Spain, tax losses carryforwards for which a deferred tax asset has been recognized are expected to be fully utilized by 2026, unless affected by changes in tax rules and changes in business projections. The deferred tax assets recognized for Spain amounted to 0.4 billion euros at December 31, 2021.

Most of the other tax losses carryforwards for which no deferred tax assets have been recognized will expire beyond 2026.

10.3    Developments in tax disputes and audits

Developments in tax disputes and audits in France

Tax audits

Orange SA was the subject of tax audits for the years 2017 and 2018 for which amending proposals were issued in 2021 for a total amount of approximately 430 million euros (default penalties and interest included). These adjustments mainly relate to the calculation of VAT on digital offerings, tax on electronic communications services on the same digital offerings, research tax credit, tax on television services, a portion of trademark fees paid by Orange SA to the British company Orange Brand Services Ltd for reasons similar to the adjustments notified during the previous audits and the reconsideration of previous tax loss carryforwards used for fiscal years 2017 and 2018.

All of these adjustments are contested by Orange SA. In accordance with its accounting policies, the Group makes a best estimate of the risk of these adjustments based on the technical merits of the positions defended.

Orange SA was subject to a tax audit covering fiscal years 2015 and 2016. An amending proposal was issued in 2019 covering the calculation of trademark fees paid by Orange SA to the British company Orange Brand Services Ltd and deducted from its taxable income. The administration questions the inclusion of revenue from the roaming contract with Free and revenue from the fixed PSTN business. This rectification request is contested by Orange SA, which has requested the opening of out-of-court proceedings and arbitration between the French and British tax authorities. The additional tax charge would effectively result in double taxation that would fail to comply with the provisions of the Franco-British tax agreement and the European arbitration agreement.

Tax disputes

There were no major developments in other tax disputes over the period.

Developments in tax disputes and audits in Spain

In the same way as other telecom operators, the Group regularly deals with disagreements concerning the taxation of its network in various countries.

Orange in Spain is involved in various tax disputes related to local taxes on mobile and fixed services:

−	regarding mobile services, in May 2016, the Supreme Court of Spain considered admissible some terms and conditions of taxation, based on the value of the use. Since then, some municipalities sent out tax bills in accordance with such Supreme Court sentence. Orange continues to challenge the amount of the tax base, especially in Madrid, despite it was reduced by the municipality due to an error of the latter in the calculation of the tax base.
−	regarding fixed services, in January 2021, the Court of Justice of the European Union (CJUE), in response to an interpretative question raised, has ruled on the 1.5% charge on fixed retail services. Since then, Orange Espagne has paid this tax when it is imposed by the municipalities. The application of this charge to fixed wholesale services is contested by Orange. At this stage, Orange estimates that the decision of the CJUE does not lead to a modification of its accounting position.

Developments in tax disputes and audits in the rest of the Group

There were no major developments in other tax disputes and audits in the rest of the Group over the period.

Accounting policies

Current income tax and deferred tax are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets and liabilities recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

Deferred taxes are recognized for all temporary differences between the carrying values of assets and liabilities and their tax basis, as well as for unused tax losses, using the liability method. Deferred tax assets are recognized only when their recovery is considered probable.

A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries, interests in joint ventures and associates, except to the extent that both of the following conditions are satisfied:

–  the Group is able to control the timing of the reversal of the temporary difference (e.g. the payment of dividends); and

–  it is probable that the temporary difference will not reverse in the foreseeable future.

Accordingly, for fully consolidated companies, a deferred tax liability is only recognized in the amount of the taxes payable on planned dividend distributions by the Group.

Deferred tax assets and liabilities are not discounted.

At each period end, the Group reviews the recoverable amount of the deferred tax assets carried by certain tax entities with significant tax losses carryforwards. The recoverability of the deferred tax assets is assessed in the light of the business plans used for impairment testing. This plan may be adjusted for any tax specificities.

Deferred tax assets arising on these tax losses are not recognized under certain circumstances specific to each company/tax consolidation group concerned, and particularly where:

–  entities cannot assess the probability of the tax loss carryforwards being set off against future taxable profits, due to the horizon for forecasts based on business plans used for impairment testing and uncertainties as to the economic environment;

–  entities have not yet begun to use the tax loss carryforwards;

–  entities do not expect to use the losses within the timeframe allowed by tax regulations;

–  it is estimated that tax losses are uncertain to be used due to risks of differing interpretations with regard to the application of tax legislation.